(2_FIDELITY_LOGOS)FIDELITY

MAGELLAN(registered trademark)
FUND
SEMIANNUAL REPORT
SEPTEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     34   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    38   Notes to the financial statements.

REPORT OF INDEPENDENT    46   The auditors' opinion
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30,     PAST 6   PAST 1   PAST 5    PAST 10
1995                            MONTHS   YEAR     YEARS     YEARS

Magellan                        28.04%   37.60%   180.96%   514.37%

Magellan
(incl. 3% sales charge)         24.20%   33.47%   172.53%   495.93%

S&P 500(registered trademark)   18.25%   29.75%   121.49%   342.81%

Average Growth Fund             18.82%   25.87%   124.66%   290.30%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 613 growth funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1995    PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

Magellan                            37.60%   22.95%   19.91%

Magellan (incl. 3% sales charge)    33.47%   22.20%   19.54%

S&P 500(registered trademark)       29.75%   17.24%   16.04%

Average Growth Fund                 25.87%   17.13%   14.14%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
              Magellan (021)       Standard & Poor's
     09/30/85              9700.00          10000.00
     10/31/85             10328.08          10462.00
     11/30/85             11201.13          11179.69
     12/31/85             11782.29          11720.79
     01/31/86             12246.18          11786.43
     02/28/86             13512.76          12668.05
     03/31/86             14422.30          13374.93
     04/30/86             14487.45          13223.79
     05/31/86             14963.57          13927.30
     06/30/86             15320.24          14162.67
     07/31/86             14298.33          13370.98
     08/31/86             15218.34          14363.10
     09/30/86             13924.66          13175.27
     10/31/86             14652.18          13935.49
     11/30/86             14799.38          14274.12
     12/31/86             14579.92          13910.13
     01/31/87             16475.40          15783.82
     02/28/87             17697.13          16407.28
     03/31/87             17921.71          16881.46
     04/30/87             17634.24          16731.21
     05/31/87             17652.22          16876.77
     06/30/87             18382.98          17729.05
     07/31/87             19281.35          18627.91
     08/31/87             20055.68          19322.73
     09/30/87             19562.92          18899.56
     10/31/87             14514.64          14828.60
     11/30/87             13418.50          13606.72
     12/31/87             14725.79          14642.19
     01/31/88             15309.68          15258.63
     02/29/88             16238.77          15969.68
     03/31/88             16194.70          15476.22
     04/30/88             16484.81          15648.01
     05/31/88             16440.74          15784.14
     06/30/88             17564.45          16508.63
     07/31/88             17450.61          16445.90
     08/31/88             16896.10          15886.74
     09/30/88             17604.85          16563.52
     10/31/88             17972.08          17023.98
     11/30/88             17729.71          16780.54
     12/31/88             18078.08          17074.20
     01/31/89             19544.68          18324.03
     02/28/89             19226.66          17867.76
     03/31/89             19799.09          18284.08
     04/30/89             20794.28          19233.02
     05/31/89             21892.15          20011.96
     06/30/89             21702.21          19897.89
     07/31/89             23525.61          21694.67
     08/31/89             24141.01          22119.89
     09/30/89             24558.87          22029.20
     10/31/89             23787.72          21518.12
     11/30/89             24178.99          21957.09
     12/31/89             24330.27          22484.06
     01/31/90             22761.10          20975.38
     02/28/90             23228.60          21245.96
     03/31/90             23822.12          21808.98
     04/30/90             23220.47          21263.76
     05/31/90             25285.77          23336.97
     06/30/90             25395.67          23178.28
     07/31/90             25108.23          23104.11
     08/31/90             22648.13          21015.50
     09/30/90             21210.96          19992.04
     10/31/90             20948.89          19906.08
     11/30/90             22534.01          21192.01
     12/31/90             23233.31          21783.27
     01/31/91             24857.45          22733.02
     02/28/91             27015.78          24358.43
     03/31/91             27933.39          24947.90
     04/30/91             28036.79          25007.78
     05/31/91             29635.42          26088.11
     06/30/91             27893.99          24893.28
     07/31/91             29626.53          26053.30
     08/31/91             30537.23          26670.77
     09/30/91             30421.73          26225.37
     10/31/91             30830.43          26576.79
     11/30/91             29306.68          25505.74
     12/31/91             32765.56          28423.60
     01/31/92             32779.89          27894.92
     02/29/92             33443.70          28257.55
     03/31/92             32536.33          27706.53
     04/30/92             33018.67          28521.10
     05/31/92             33335.03          28660.86
     06/30/92             32747.87          28233.81
     07/31/92             33666.90          29388.57
     08/31/92             32936.78          28786.11
     09/30/92             33314.60          29125.78
     10/31/92             33549.47          29227.72
     11/30/92             34397.01          30224.39
     12/31/92             35063.93          30596.15
     01/31/93             35987.69          30853.16
     02/28/93             36738.94          31272.76
     03/31/93             38085.62          31932.61
     04/30/93             38458.47          31159.85
     05/31/93             39974.29          31994.93
     06/30/93             40531.74          32087.71
     07/31/93             40978.87          31959.36
     08/31/93             43388.71          33170.62
     09/30/93             43859.06          32915.21
     10/31/93             43888.10          33596.55
     11/30/93             42442.19          33277.39
     12/31/93             43709.84          33680.04
     01/31/94             45437.25          34825.16
     02/28/94             45104.11          33881.40
     03/31/94             43012.70          32404.17
     04/30/94             43444.55          32818.95
     05/31/94             42944.07          33357.18
     06/30/94             41080.85          32539.93
     07/31/94             42455.78          33607.24
     08/31/94             44466.77          34985.13
     09/30/94             43310.29          34128.00
     10/31/94             44775.17          34895.88
     11/30/94             42320.85          33624.97
     12/31/94             42918.37          34123.63
     01/31/95             42481.48          35008.45
     02/28/95             44865.12          36372.73
     03/31/95             46542.02          37446.09
     04/30/95             48707.21          38548.88
     05/31/95             50068.85          40089.68
     06/30/95             53882.58          41020.96
     07/31/95             58018.95          42381.22
     08/31/95             58522.28          42487.59
     09/29/95             59593.48          44280.57

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Magellan Fund on September 30, 1985, and paid a 3% sales charge. As the chart shows, by September 30, 1995, the value of your investment would have grown to $59,593 - a 495.93% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $44,281 - a 342.81% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jeffrey Vinik, Portfolio Manager of Fidelity
Magellan Fund
Q. JEFF, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS?
A. It was a period of excellent performance for U.S. stocks in general, and for the fund in particular. During the six months ended September 30, 1995, the fund had a total return of 28.04%. That compared to a 18.82% return for the average growth fund during the same period, according to Lipper Analytical Services. For the 12 months ended September 30, 1995, the fund rose 37.60%, while the average growth fund was up 25.87%.
Q. WHY DID THE FUND OUTPERFORM MOST OF ITS PEERS?
A. Technology stocks made the difference. My bottom-up analysis of companies with the best earnings prospects and stock valuations - prices relative to earnings - kept pointing time and time again to technology companies. Broadly speaking, these stocks were outstanding performers over the past six months, driven by strong business conditions and powerful earnings gains. Whether we're talking about semiconductor, networking, hardware or software companies, most have experienced very broad-based demand from both the corporate and consumer sides of the U.S. economy.
Q. WHICH TECHNOLOGY NAMES HELPED THE FUND MOST?
A. As a group, the semiconductor companies experienced the strongest earnings momentum and stock price gains. The demand for semiconductors - for use in personal computers as well as a wide array of other consumer products - continued to exceed the available supply. In addition, the valuations of semiconductor stocks were quite depressed entering the period. Micron Technology is a good example of these dynamics at work. Its stock price more than doubled during the period, yet earnings grew so quickly that, in my view, the stock is still relatively cheap. Other semiconductor stocks that made strong contributions to the fund's performance included Applied Materials, the largest U.S. semiconductor equipment manufacturer; Texas Instruments, which has greatly improved its product portfolio in recent years; LSI Logic, which I believe continues to have excellent growth prospects; and Intel, which appears to be in the sweet spot of the cycle for its Pentium microprocessor.
Q. AND OUTSIDE OF THE SEMICONDUCTOR GROUP?
A. I think it's important to point out that within technology, the fund is diversified across several sub-sectors, and there are differences in the business prospects of each group. Although technology stocks often tend to move up or down as a pack on any given day, over time, the companies with the best earnings growth usually will emerge as the best performers. Over the past six months, other strong performers included Nokia, which manufacturers cellular telephone equipment; computer manufacturer Dell Computer; Hewlett Packard, which makes computer printers; and software manufacturer Microsoft. What all of these companies had in common were strong business conditions, accelerating revenues, powerful earnings growth, good cost control and reasonable stock valuations.
Q. JEFF, DURING THE LAST COUPLE WEEKS OF THE PERIOD, TECHNOLOGY STOCKS STUMBLED A BIT. WHAT HAPPENED?
A. Two things. First, a weakening U.S. economy - brought on, in part, by 1994's rising interest rates - led to a slowing of earnings growth at some technology companies. Second, some companies experienced a normal, seasonal dip in business. It's not unusual for the business prospects of technology companies to weaken over the summer, especially in Europe. Often, this blip represents no more than a short-term hiatus before activity picks up in the fall. However, these two factors have scared some investors, who have been looking for any reason to take profits after the strong gains technology stocks have made thus far this year. It's important to remember that corrections in the technology sector can occur at any time and that the sector historically has been volatile.
Q. THE FUND'S STAKE IN TECHNOLOGY HAS DROPPED A BIT FROM 42.6% SIX MONTHS AGO TO 39.9% ON SEPTEMBER 30. DOES THAT MEAN YOU'VE BEEN SELLING THESE STOCKS?
A. This reduction does not represent a change in my long-term view of the technology sector. My outlook on technology spending in the U.S. and around the world over the next several years continues to be very positive. That said, some of these stocks made such strong gains over the past six months that their valuations began to more closely reflect their business prospects. That led me to do some profit taking. In addition, there was a handful of companies that experienced a slowdown in business or that I expect may report disappointing earnings over the next quarter or two. I've reduced positions in some of these companies. But to reiterate, as I build the fund on a stock-by-stock basis, I continue to find that the majority of stocks with excellent long-term earnings prospects and attractive valuations fall into the technology group.
Q. WHAT ARE SOME OF THE RISKS TIED TO INVESTING NEARLY 40% OF THE FUND IN THIS SECTOR?
A. Clearly, one risk is that the fund's technology stake might cause it to underperform the broad market during a downturn. That's because technology stocks historically have tended to be more volatile than the overall market. Over time, however, a short-term correction such as this could just prove to be a pothole on the road to strong long-term performance. A more serious risk would be if, uniformly, business conditions for technology companies were to suddenly take a turn for the worse. Given the long-term business prospects of these companies, I believe it's unlikely that we'll see such a wholesale weakening of these prospects. Because the long-term business and economic elements that have driven the technology sector are unlikely to change, I anticipate that the fund will remain overweighted in technology relative to the broad market for the foreseeable future.
Q. LET'S MOVE BEYOND TECHNOLOGY. WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. I increased the fund's weighting in the financial sector from 11.4% to 14.9% over the past six months. Earnings growth among these stocks was enhanced by falling interest rates in 1995. In addition, many of these stocks continue to look cheap. Among brokerage companies, Merrill Lynch and Morgan Stanley have performed well and I remain positive on their short- and long-term earnings outlooks. The Federal National Mortgage Association (Fannie Mae) also had a strong run and has attractive prospects given the company's 13% to 15% expected long-term growth rate, and reasonable valuation.
Q. EARLIER, YOU MENTIONED A WEAKENING ECONOMY. HOW HAS THAT AFFECTED THE FUND'S ECONOMICALLY SENSITIVE CYCLICAL STOCKS?
A. Cyclicals - most of which are included in the industrial machinery and equipment, durables, and transportation sectors - turned in mixed performance over the past six months. Slower economic growth is good news and bad news for cyclical companies. On the positive side, it usually leads to lower interest rates, which is a plus for the stock market overall. On the negative side, it often leads to disappointing earnings for the cyclical stocks, whose earnings are closely tied to economic swings. Caterpillar is a good example. Its stock price fell significantly over the past couple of months on expectations of weak earnings. In addition, steel stocks such as Nucor turned in disappointing results. On the other hand, Chrysler performed very well in anticipation of improving earnings. And a host of U.S. cyclical companies, from autos to machinery to railroads, could begin to rebound in anticipation of what I believe will be a strengthening of the economy in late 1996 and into 1997.
Q. LET'S DISCUSS YOUR OVERALL OUTLOOK FOR THE FUND. CAN THIS POSITIVE MOMENTUM CONTINUE?
A. Since the stock market's performance has been so strong by historical standards over the past six months, it's unlikely that we'll see a repeat performance over the next six months. Market corrections can occur at any time, and I do have concerns about corporate earnings in the near-term in light of continued sluggishness in the U.S. economy. That said, my personal opinion is that stock returns will remain good in both the short and the long term. I see no impetus for higher inflation, and, given the weakness of the economy, the chances appear good that the Federal Reserve Board will initiate further interest rate cuts to stimulate the economy. An environment of lower interest rates, coupled with the improving productivity of U.S. companies, could bode well for corporate earnings as we look out to late 1996 and 1997. This should lead to a good stock picking environment. As always, I'll continue to search for those companies that can produce the best long-term earnings growth, selling at the most reasonable valuations.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with growth potential
START DATE: May 2, 1963
SIZE: as of September 30,
1995, more than $53 billion
MANAGER: Jeffrey Vinik,
since July 1992; manager,
Fidelity Growth & Income
Portfolio, 1990-1992; Fidelity
Contrafund, 1989-1990;
securities analyst,
1986-1989; joined Fidelity in
1986
(checkmark)
JEFF VINIK ON THE FUND'S SIZE:
"Over the past six months, the
fund's net assets have grown
from approximately $40 billion
to more than $53 billion, an
increase of roughly 33%. This
was due to a combination of
the strong appreciation of the
fund's investments and new
money coming into the fund.
Many people ask me
questions such as, `Is the
fund too big?', `Is the fund
unmanageable?', or `Should
the fund be closed to new
investors?' My answer to all
three questions is no.
Clearly, it is easier to manage
a $1 billion fund than a $50
billion fund. But the truth is
that I continue to find more
good investment ideas than
there is money in the fund. As
to questions about the fund's
manageability - or how my
trading impacts the overall
market - it's important to
remember that I invest with a
long-term horizon. I acquire
stock positions slowly, over a
period of time, and sell
positions slowly, over a period
of time, in seeking the
maximum value for the fund's
shareholders. If I do my job
well, I see no reason why the
fund can't continue to grow in
size and grow returns for
shareholders at the same
time."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF SEPTEMBER 30, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Hewlett-Packard Co.             2.0            1.3

Chrysler Corp.                  2.0            0.4

Micron Technology, Inc.         1.7            1.3

Motorola, Inc.                  1.7            2.2

Texas Instruments, Inc.         1.7            1.1

Nokia Corp. AB, Series A        1.6            1.2

Caterpillar, Inc.               1.5            1.1

Columbia/HCA Healthcare Corp.   1.5            1.5

Applied Materials, Inc.         1.5            1.1

LSI Logic Corp.                 1.4            0.8

TOP FIVE MARKET SECTORS AS OF SEPTEMBER 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Technology                         39.9           42.6

Finance                            14.9           11.4

Industrial Machinery & Equipment   9.3            7.3

Durables                           7.7            7.0

Transportation                     5.2            7.9

ASSET ALLOCATION
AS OF SEPTEMBER 30, 1995 * AS OF MARCH 31, 1995 **
Row: 1, Col: 1, Value: 1.1
Row: 1, Col: 2, Value: 4.1
Row: 1, Col: 3, Value: 3.9
Row: 1, Col: 4, Value: 45.9
Row: 1, Col: 5, Value: 45.0
Row: 1, Col: 1, Value: 1.1
Row: 1, Col: 2, Value: 2.2
Row: 1, Col: 3, Value: 1.4
Row: 1, Col: 4, Value: 45.3
Row: 1, Col: 5, Value: 40.0
Stocks 93.9%
Bonds 2.9%
Short-term
investments 3.1%
Other 0.1%
FOREIGN
INVESTMENTS 8.2%
Stocks 93.9%
Bonds 2.9%
Short-term
investments 3.1%
Other 0.1%
FOREIGN
INVESTMENTS 8.3%
Stocks 98.3%
Bonds 0.4%
Short-term
investments 1.2%
Other 0.1%
FOREIGN
INVESTMENTS 7.1%
 *
**
INVESTMENTS SEPTEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.3%
Boeing Co.   562,400 $ 38,384
CAE Industries Ltd.   2,266,400  15,627
Rockwell International Corp.   2,020,500  95,469
  149,480
BASIC INDUSTRIES - 2.4%
CHEMICALS & PLASTICS - 1.0%
Agrium, Inc. (g)  1,241,600  45,581
Albemarle Corp.   420,400  7,883
Atlantis Group, Inc. (Trivest/Winston) (h)  77,269  493
Grace (W.R.) & Co.   833,800  55,656
Hanna (M.A.) Co. (g)  3,477,150  91,710
IMC Fertilizer Group, Inc.   367,200  23,271
Morton International, Inc.   982,300  30,451
Potash Corp. of Saskatchewan  1,685,700  105,235
Praxair, Inc.   954,800  25,541
Rohm & Haas Co.   1,170,000  70,639
Schulman (A.), Inc.   1,029,000  25,725
Terra Industries, Inc.   407,100  5,801
Union Carbide Corp.   393,300  15,634
Vigoro Corp.   515,100  21,763
  525,383
IRON & STEEL - 0.8%
AK Steel Holding Corp. (a)(g)  2,606,000  76,877
Allegheny Ludlum Industries, Inc.   548,700  11,180
Bethlehem Steel Corp. (a)  3,143,100  44,396
Carpenter Technology Corp. (g)  956,800  37,435
Cleveland Cliffs, Inc.   33,400  1,374
Inland Steel Industries, Inc. (g)  3,425,200  77,923
J & L Specialty Steel, Inc.   930,400  19,538
LTV Corp. (a)  4,058,181  56,815
LTV Corp. (warrants) (a)  1,013,857  3,042
Mueller Industries, Inc. (a)(g)  584,300  30,311
Nucor Corp.   705,900  31,589
Quanex Corp.  507,900  10,983
WHX Corp. (a)(g)  1,682,200  19,345
Worthington Industries, Inc.   1,040,500  19,119
  439,927
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.4%
Alcan Aluminium Ltd.   2,000,000 $ 64,850
Aluminum Co. of America  1,270,200  67,162
Belden, Inc. (g)  2,000,800  52,521
Inco Ltd.   662,900  22,792
  207,325
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd. (warrants) (a)  5,000  96
PAPER & FOREST PRODUCTS - 0.2%
Albany International Corp. Class A  1,202,700  28,113
Louisiana-Pacific Corp.   2,391,000  57,683
Weyerhaeuser Co.   308,900  14,094
  99,890
TOTAL BASIC INDUSTRIES   1,272,621
CONGLOMERATES - 1.3%
Crane Co.   1,230,300  42,445
Harris Corp. (g)  3,941,600  216,295
Mark IV Industries, Inc. (g)  5,362,828  119,323
Standex International Corp. (g)  868,900  31,606
Textron, Inc.   365,600  24,952
Tyco International Ltd.   1,348,100  84,930
United Technologies Corp.   1,690,300  149,380
  668,931
CONSTRUCTION & REAL ESTATE - 3.1%
BUILDING MATERIALS - 2.0%
American Standard Companies, Inc. (a)  636,600  18,780
Armstrong World Industries, Inc. (g)  2,010,900  111,605
Carlisle Companies, Inc. (g)  937,900  39,040
Centex Construction Products (g)  1,615,000  21,197
Lafarge Corp. (g)  5,660,492  104,012
Manville Corp. (a)  1,573,200  20,648
Masco Corp.   4,744,600  130,477
Medusa Corp. (g)  1,645,900  46,497
Owens-Corning Fiberglas Corp. (a)  2,298,900  102,588
Premdor, Inc. (a)(g)  3,008,900  23,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Sherwin-Williams Co.   3,836,100 $ 134,264
Southdown, Inc. (a)(g)  1,538,300  27,113
Tecumseh Products Co. Class A   83,100  3,989
Texas Industries, Inc. (g)  1,248,900  65,879
USG Corp. (a)(g)  4,508,000  126,224
United Dominion Industries Ltd.  1,958,200  46,891
Vulcan Materials Co.   903,100  47,864
  1,070,618
CONSTRUCTION - 0.7%
Centex Corp. (g)  2,633,100  76,360
Clayton Homes, Inc.   811,400  19,271
Kaufman & Broad Home Corp.   1,482,200  18,713
Lennar Corp.   1,270,900  27,642
Oakwood Homes Corp. (g)  2,014,800  71,022
Pulte Corp. (g)  2,756,600  78,219
Toll Brothers, Inc. (a)(g)  3,148,700  59,432
  350,659
ENGINEERING - 0.4%
Fluor Corp.   4,087,400  228,894
TOTAL CONSTRUCTION & REAL ESTATE   1,650,171
DURABLES - 7.7%
AUTOS, TIRES, & ACCESSORIES - 5.4%
Borg-Warner Automotive, Inc.  978,200  31,302
Chrysler Corp. (g)  19,961,300  1,057,949
Cummins Engine Co., Inc.   832,500  32,051
Dana Corp.   4,130,300  119,262
Danaher Corp.   1,972,900  64,612
Eaton Corp.   757,500  40,148
Echlin, Inc. (g)  4,607,000  164,700
Ford Motor Co.   341,300  10,623
General Motors Corp.   15,686,659  735,312
Goodyear Tire & Rubber Co.   1,697,800  66,851
Johnson Controls, Inc.   1,296,300  81,991
Lear Seating Corp. (a)  938,000  27,554
Magna International, Inc. Class A (g)  4,781,530  216,524
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
NACCO Industries, Inc. Class A (g)  818,846 $ 48,619
Navistar International Corp. (a)  1,206,400  14,477
Smith (A.O.) Corp. Class B (g)  1,866,800  48,303
TRW, Inc.   1,517,900  112,894
  2,873,172
CONSUMER ELECTRONICS - 1.0%
Black & Decker Corp. (g)  8,569,400  292,431
Harman International Industries, Inc.   572,090  28,032
Maytag Co.   1,352,200  23,664
Sunbeam-Oster, Inc.   817,400  12,159
Toro Co. (g)  703,800  22,170
Whirlpool Corp.   2,876,300  166,106
  544,562
HOME FURNISHINGS - 0.4%
Heilig-Meyers Co. (g)  2,754,100  64,033
Leggett & Platt, Inc. (g)  6,792,200  167,258
Polyvision Corp. (a)  6,052  20
  231,311
TEXTILES & APPAREL - 0.9%
Fila Holding Spa sponsored ADR  1,099,900  38,909
Jones Apparel Group, Inc. (a)  97,100  3,459
Nautica Enterprises, Inc. (a)  496,800  17,015
NIKE, Inc. Class B  869,400  96,612
Nine West Group, Inc. (a)  1,627,500  74,051
Shaw Industries, Inc. (g)  8,456,400  124,732
Tommy Hilfiger (a)(g)  3,548,800  115,336
Warnaco Group, Inc. Class A  500,000  12,000
  482,114
TOTAL DURABLES   4,131,159
ENERGY - 1.4%
ENERGY SERVICES - 0.4%
Dresser Industries, Inc.   1,573,600  37,570
ENSCO International, Inc. (a)  2,025,700  34,437
Global Marine, Inc. (a)(g)  9,522,700  67,849
Nabors Industries, Inc. (a)  347,400  3,279
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Noble Drilling Corp. (a)  1,030,000 $ 7,983
Parker Drilling Co. (a)  550,000  3,300
Rowan Companies, Inc. (a)  2,398,200  17,987
Sonat Offshore Drilling, Inc.   558,200  18,211
Tidewater, Inc.   1,993,700  56,073
  246,689
OIL & GAS - 1.0%
Anadarko Petroleum Corp.   519,200  24,597
Anderson Exploration Ltd. (a)  700,000  6,588
Apache Corp.   2,274,515  59,706
Burlington Resources, Inc.   1,450,000  56,188
Devon Energy Corp.   904,100  19,777
Enron Oil & Gas Co.   1,852,800  40,298
Noble Affiliates, Inc.   2,220,700  58,571
Northstar Energy Corp. (a)(g)  1,961,300  18,092
Parker & Parsley Petroleum Co.   340,700  6,814
Pogo Producing Co.   1,354,764  30,821
Renaissance Energy Ltd. (a)(g)  7,399,900  166,857
Renaissance Energy Ltd. (a)(i)  750,000  16,911
Snyder Oil Corp. (g)  1,886,200  22,870
  528,090
TOTAL ENERGY   774,779
FINANCE - 14.9%
BANKS - 2.2%
Advanta Corp.   110,200  4,959
Banc One Corp.   1,476,700  53,900
Bank of New York Co., Inc.   3,968,200  184,521
Chemical Banking Corp.   5,772,300  351,389
Citicorp  1,936,000  136,972
Morgan (J.P.) & Co., Inc.   2,911,100  225,246
NationsBank Corp.   2,429,100  163,357
Norwest Corp.   894,000  29,279
  1,149,623
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.9%
Countrywide Credit Industries, Inc.   5,067,500 $ 119,086
Dean Witter Discover & Co.   1,257,577  70,739
Equitable Companies, Inc.  9,040,400  221,490
First USA, Inc.   1,035,800  56,192
Green Tree Acceptance, Inc.   1,434,000  87,474
Greenpoint Financial Corp.   2,014,400  55,648
Household International, Inc.   4,565,798  283,079
MBNA Corp.   1,637,300  68,153
Mercury Finance Co.   923,700  22,515
Non-Performing Mortgage Loan Trust (a)  6,154  308
United Companies Financial Corp. (g)  788,200  53,795
  1,038,479
FEDERAL SPONSORED CREDIT - 2.2%
Federal Home Loan Mortgage Corporation  7,126,500  492,619
Federal National Mortgage Association  6,814,500  705,301
  1,197,920
INSURANCE - 4.6%
Aetna Life & Casualty Co.   1,470,700  107,913
Allstate Corp.   9,431,200  333,629
American International Group, Inc.   2,922,100  248,378
CIGNA Corp.   1,299,400  135,300
Chubb Corp. (The)  1,062,600  102,010
Conseco, Inc. (g)  2,002,400  104,876
Equitable Iowa Companies (g)  1,972,700  72,990
General Re Corp.   337,100  50,902
Lincoln National Corp.   1,601,000  75,447
MBIA, Inc.   1,887,000  133,033
MGIC Investment Corp.   2,300,300  131,692
Mid Ocean Ltd.   1,410,500  48,662
Reliastar Financial Corp.   1,810,900  73,568
SAFECO Corp.   120,000  7,875
St. Paul Companies, Inc. (The)  529,400  30,904
SunAmerica, Inc. (g)  1,900,600  119,500
Transatlantic Holdings, Inc.   385,800  25,945
Travelers, Inc. (The)  11,450,630  608,315
USLIFE Corp. (g)  2,035,300  59,533
  2,470,472
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.4%
Ahmanson (H.F.) & Co.   500,000 $ 12,688
FirstFed Michigan Corp. (g)  1,165,050  40,922
Golden West Financial Corp.   52,400  2,642
Great Western Financial Corp.   3,741,714  88,866
TCF Financial Corp.  379,500  22,106
Washington Mutual, Inc.   1,777,000  47,090
  214,314
SECURITIES INDUSTRY - 3.6%
Alex Brown, Inc.   743,000  43,373
Bear Stearns Companies, Inc.   5,886,581  126,561
Edwards (A.G.), Inc.   3,020,000  80,407
Franklin Resources, Inc.   1,996,600  115,054
Lehman Brothers Holdings, Inc.   4,796,260  110,914
Merrill Lynch & Co., Inc. (g)  9,064,299  566,519
Morgan Stanley Group, Inc.   3,633,700  349,289
PaineWebber Group, Inc.   3,775,475  74,566
Price (T. Rowe) Associates, Inc.   1,423,000  72,929
Quick & Reilly Group, Inc. (The)  417,000  19,130
Raymond James Financial, Inc.   362,800  7,891
Salomon, Inc.   3,300,200  126,233
Schwab (Charles) Corp.  6,391,500  178,962
United Asset Management Corp.   492,000  19,741
  1,891,569
TOTAL FINANCE   7,962,377
HEALTH - 2.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
Cardinal Health, Inc. (g)  2,409,050  133,401
Millipore Corp.   489,000  18,338
Pall Corp.   601,800  13,992
  165,731
MEDICAL FACILITIES MANAGEMENT - 1.9%
Columbia/HCA Healthcare Corp.   16,888,102  821,184
Health Management Associates, Inc. Class A (a)  706,558  22,698
HEALTHSOUTH Rehabilitation Corp. (a)  2,342,500  59,734
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc. (a)  486,000 $ 35,356
Vencor, Inc. (a)  2,790,169  89,285
  1,028,257
TOTAL HEALTH   1,193,988
HOLDING COMPANIES - 0.2%
Norfolk Southern Corp.   1,551,700  115,990
INDUSTRIAL MACHINERY & EQUIPMENT - 9.3%
ELECTRICAL EQUIPMENT - 3.0%
Adtran, Inc. (a)  383,700  13,334
Allen Group, Inc. (The) (g)  1,971,900  71,481
AMETEK, Inc.   888,300  15,212
Ampex Corp. Class A (warrants) (a)  160,023  710
Amphenol Corp. Class A (a)(g)  3,355,900  72,571
Anixter International, Inc. (a)(g)  2,590,100  107,165
Asea AB:
Series A  330,000  33,021
 Series B Free shares  777,100  76,977
 sponsored ADR  45,100  4,504
Avid Technology, Inc. (a)  113,900  4,898
California Microwave Corp. (a)  57,900  1,462
Emerson Electric Co.   4,031,800  288,274
General Signal Corp.   1,943,800  56,856
Glenayre Technologies, Inc. (g)  2,118,150  152,507
Oak Industries, Inc. (a)(g)  1,473,600  44,392
Philips Electronics NV  7,190,100  350,517
Philips Electronics NV (Bearer)  5,519,900  269,398
Scientific-Atlanta, Inc.   411,600  6,946
Vicor Corp. (a)(g)  1,668,800  40,364
  1,610,589
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
AGCO Corp. (g)  1,785,450  81,238
Case Corp. (g)  6,816,300  250,499
Caterpillar, Inc. (g)  14,483,500  823,749
Cincinnati Milacron, Inc. (g)  3,391,400  106,829
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Deere & Co. (g)  5,224,400 $ 425,136
Dover Corp.   4,080,000  156,060
Duriron Co., Inc. (g)  960,200  28,086
Greenfield Industries, Inc. (g)  1,290,500  39,683
Harnischfeger Industries, Inc.   2,181,700  72,814
IDEX Corp. (g)  1,076,750  38,494
Illinois Tool Works, Inc.   4,330,900  254,982
Ingersoll-Rand Co. (g)  7,845,700  294,214
Kaydon Corp. (g)  886,900  26,164
Kennametal, Inc. (g)  2,651,854  96,130
Parker-Hannifin Corp. (g)  6,575,550  249,871
Singer Co.  797,800  21,241
Thermadyne Holdings Corp. (a)  3,688  66
Timken Co.   1,529,358  65,189
TRINOVA Corp. (g)  2,878,500  97,149
UCAR International, Inc. (a)(g)  1,000,000  27,250
Ultratech Stepper, Inc.   240,000  10,140
Varity Corp. (a)(g)  4,288,100  190,820
  3,355,804
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,966,393
MEDIA & LEISURE - 0.9%
ENTERTAINMENT - 0.0%
Carnival Cruise Lines, Inc. Class A  814,600  19,550
LEISURE DURABLES & TOYS - 0.1%
Harley Davidson, Inc.   1,378,300  33,596
Mattel, Inc.   1,291,775  37,946
  71,542
LODGING & GAMING - 0.8%
Bally Gaming International, Inc. (warrants) (a)  225,000  1,547
Bally's Grand, Inc. (warrants) (a)  61,691  524
Grand Casinos, Inc. (a)  465,400  18,907
Hilton Hotels Corp.   1,269,900  81,115
Host Marriott Corp. (a)(g)  15,894,400  196,693
La Quinta Motor Inns, Inc.   2,071,212  57,994
Maritime Group Ltd. (warrants) (a)  17,040  -
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Prime Hospitality Corp. (a)(g)  3,077,600 $ 31,545
Sun International Hotels Ltd.   32,689  1,994
Sun International Hotels Ltd. Class B   6,864  419
  390,738
TOTAL MEDIA & LEISURE   481,830
NONDURABLES - 0.1%
AGRICULTURE - 0.0%
Pioneer Hi-Bred International, Inc.   699,400  32,172
BEVERAGES - 0.0%
Heileman G Brewing Co. unit Class 1 (non-vtg.) (a)(h)  340  340
HOUSEHOLD PRODUCTS - 0.1%
Premark International, Inc.   714,500  36,350
TOTAL NONDURABLES   68,862
RETAIL & WHOLESALE - 2.1%
APPAREL STORES - 0.0%
Dylex Ltd. (a)  16,128  30
Dylex Ltd. (warrants) (a)  5,289  2
Lamonts Apparel Corp. (a)  143,486  9
Lamonts Apparel Corp. (warrants) (a)   264,824  -
  41
APPLIANCE STORES - 0.0%
Cellstar Corp. (a)  493,900  15,434
DRUG STORES - 0.2%
General Nutrition Companies, Inc. (a)  584,900  26,613
Revco (D.S.), Inc. (a)  2,258,897  53,084
Rite Aid Corp.   172,500  4,830
  84,527
GENERAL MERCHANDISE STORES - 0.0%
Federated Department Stores, Inc. (a):
Class C (warrants)  341,542  3,117
 Class D (warrants)  341,542  3,202
  6,319
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.3%
Food 4 Less Holdings, Inc. (warrants) (a)(h)  1,169 $ 35
Grand Union Capital Corp. Class B (a)  6,979  -
Kroger Co. (The) (a)  981,700  33,501
Safeway, Inc. (a)  2,519,600  105,193
  138,729
RETAIL & WHOLESALE, MISCELLANEOUS - 1.6%
Barnes & Noble, Inc. (a)  1,252,500  47,908
Circuit City Stores, Inc.  2,102,700  66,498
Corporate Express (a)  76,450  1,863
Lowe's Companies, Inc.  7,728,000  231,840
Micro Warehouse, Inc. (a)  1,242,100  56,826
Officemax, Inc. (a)  1,483,700  35,980
Office Depot, Inc. (a)  67,500  2,033
Petsmart, Inc. (a)  1,622,800  54,770
Staples, Inc. (a)  3,503,900  98,985
Sunglass Hut International, Inc. (a)  642,100  32,105
Tandy Corp. (g)  3,467,400  210,645
Viking Office Products, Inc. (a)  813,900  33,980
Zale Corp. (a)  70,000  971
  874,404
TOTAL RETAIL & WHOLESALE   1,119,454
SERVICES - 1.1%
ADVERTISING - 0.3%
Omnicom Group, Inc. (g)  2,804,044  182,613
PRINTING - 0.2%
ASM Lithography Holding NV (a)  653,200  28,659
Bowne & Co., Inc. (g)  1,675,000  33,919
Reynolds & Reynolds Co. Class A  485,500  16,689
  79,267
SERVICES - 0.6%
CDI Corp. (a)  770,500  15,699
Interim Services, Inc. (a)(g)  960,900  25,944
Manpower, Inc. (g)  7,164,700  207,776
Robert Half International, Inc. (a)(g)  2,526,500  86,217
  335,636
TOTAL SERVICES   597,516
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 39.9%
COMMUNICATIONS EQUIPMENT - 6.7%
ADC Telecommunications, Inc. (a)(g)  3,584,000 $ 163,072
Andrew Corp. (a)  1,482,850  90,639
Bolt Beranek & Newman, Inc. (a)  408,100  15,253
Cisco Systems, Inc. (a)  5,628,500  388,367
DSC Communications Corp. (a)(g)  7,428,900  440,162
Ericsson (L.M.) Telephone Co.:
Class B  11,367,600  279,871
 Class B (rights) (a)  11,267,600  13,140
 Class B ADR  7,852,500  192,386
 Class B ADR (rights) (a)  7,502,500  8,751
Network Equipment Technologies (a)(g)  1,575,600  65,584
Network General Corp. (a)(g)  1,498,400  61,809
Nokia Corp. AB:
Series A  12,457,800  874,938
 Series K  1,930,400  135,576
 sponsored ADR  1,055,600  73,628
Northern Telecom Ltd.   2,282,600  81,245
Tellabs, Inc. (a)(g)  6,219,400  261,992
3Com Corp. (a)(g)  9,012,700  410,078
U.S. Robotics Corp.   199,100  16,973
  3,573,464
COMPUTER SERVICES & SOFTWARE - 6.4%
Acclaim Entertainment, Inc. (a)(g)  4,484,000  115,463
Alantec Corp. (a)  215,900  6,855
America Online, Inc. (a)  1,500,700  103,173
American Management Systems, Inc. (a)  495,600  13,257
Ascend Communications, Inc. (a)(g)  1,876,900  150,152
Broderbund Software, Inc. (a)  654,400  49,816
CUC International, Inc. (a)  6,059,237  211,316
Cadence Design Systems, Inc. (a)  450,100  17,666
Ceridian Corp. (a)  1,586,800  70,414
Cerner Corp. (a)  1,463,800  50,135
Chipcom Corp.   92,900  4,530
Computer Associates International, Inc.   2,672,350  112,907
Computer Sciences Corp. (a)  1,087,200  69,989
Continuum Co., Inc. (a)(g)  1,750,900  67,191
Corel Systems Corp. (a)  2,029,400  33,469
Electronic Arts, Inc. (a)(g)  3,586,700  131,811
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Electronics for Imaging, Inc. (a)  195,300 $ 13,988
Equifax, Inc.   442,300  18,521
General Motors Corp. Class E  2,902,000  132,041
HBO & Co. (g)  2,335,300  145,956
Informix Corp. (a)  5,966,200  193,902
Mentor Graphics Corp. (a)  1,158,800  24,190
Microsoft Corp. (a)  3,625,900  328,144
NETCOM On-Line Communication Services, Inc. (a)  184,400  8,114
Netmanage, Inc. (a)(g)  2,363,700  56,138
Netscape Communications Corp. (a)  24,300  1,519
Oracle Systems Corp. (a)  16,935,800  649,911
Parametric Technology Corp. (a)(g)  5,066,100  311,565
Paychex, Inc.   383,250  17,725
Peoplesoft, Inc. (a)  338,600  30,770
Platinum Technology, Inc. (a)  600,800  12,467
Reuters Holdings PLC:
Ord.   2,315,000  20,504
 ADR Class B  2,157,500  114,078
Softkey International, Inc. (a)  913,000  40,400
Sterling Software, Inc. (a)  400,500  18,223
Stratacom, Inc. (a)  1,333,580  73,680
UUNET Technologies, Inc. (a)  35,000  1,619
  3,421,599
COMPUTERS & OFFICE EQUIPMENT - 8.7%
ADAPTEC, Inc. (a)  2,537,200  104,660
Amdahl Corp. (a)  2,681,100  25,806
Apple Computer, Inc.   1,422,500  52,988
Bay Networks, Inc.  (a)  750,000  40,031
Comdisco, Inc. (g)  2,919,800  86,864
Compaq Computer Corp. (a)  2,479,300  119,936
Conner Peripherals, Inc. (a)(g)  4,753,900  79,034
Dell Computer Corp. (a)(g)  4,143,500  352,198
Diebold, Inc.   992,400  46,023
Digital Equipment Corp. (a)(g)  9,635,600  439,624
Fore Systems, Inc. (a)  1,100,300  40,711
Gateway 2000, Inc. (a)(g)  4,654,900  142,556
Hewlett-Packard Co.   12,946,800  1,079,439
International Business Machines Corp.   4,182,700  394,742
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Komag, Inc. (a)(g)  1,393,300 $ 91,087
Pitney Bowes, Inc.   274,400  11,525
Quantum Corp. (a)  2,037,100  44,562
Read Rite Corp. (a)(g)  4,257,700  155,406
SCI Systems, Inc. (a)  1,005,100  34,676
Seagate Technology (a)(g)  7,269,900  306,245
Sequent Computer Systems, Inc. (a)  627,000  12,462
Silicon Graphics, Inc. (a)(g)  11,783,800  405,068
Stormedia, Inc. Class A (a)(g)  285,100  12,901
Sun Microsystems, Inc. (a)  2,268,500  142,916
Symbol Technologies, Inc. (a)(g)  1,808,000  59,890
Western Digital Corp. (a)(g)  3,533,000  56,086
Xerox Corp.   2,317,300  311,387
  4,648,823
ELECTRONIC INSTRUMENTS - 3.2%
Advantest Corp.   365,000  21,448
Analogic Corp. (g)  1,230,400  24,916
Applied Materials, Inc. (a)(g)  7,691,900  786,497
Fluke Corp. (g)  425,400  16,165
KLA Instruments Corp. (a)  372,800  29,917
Lam Research Corp. (a)(g)  1,740,500  103,995
Measurex Corp.   283,100  9,696
Novellus Systems, Inc. (a)(g)  1,070,900  74,963
Tektronix, Inc. (g)  3,338,100  196,948
Teradyne, Inc. (a)(g)  7,393,800  266,177
Varian Associates, Inc. (g)  3,397,900  180,089
  1,710,811
ELECTRONICS - 14.9%
AMP, Inc.   7,385,900  284,357
Advanced Micro Devices, Inc. (g)  9,581,500  279,061
Alliance Semiconductor Corp. (a)  1,307,750  51,983
Altera Corp. (a)(g)  2,339,000  145,895
Analog Devices, Inc. (a)(g)  4,508,050  156,091
Arrow Electronics, Inc. (a)(g)  4,671,900  254,035
Atmel Corp. (a)(g)  9,066,282  305,987
Augat, Inc. (g)  1,899,620  35,855
Avnet, Inc. (g)  4,063,345  209,770
Berg Electronics Holdings Corp. (a)(i)  218,280  1,310
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
C-Cube Microsystems, Inc. (a)  321,600 $ 14,713
Cascade Communications Corp. (a)(g)  2,251,400  110,881
Cirrus Logic, Inc. (a)(g)  3,495,900  200,140
Cypress Semiconductor Corp. (a)(g)  3,376,400  130,413
Cyrix Corp. (a)  598,400  22,814
Dallas Semiconductor Corp.   1,262,900  25,889
Electroglas, Inc. (a)(g)  643,600  43,845
Integrated Device Technology, Inc. (a)  3,213,440  80,336
Integrated Silicon Solution (a)  253,500  9,443
Intel Corp.  7,665,800  460,906
International Rectifier Corp. (a)  920,200  37,038
Kemet Corp. (a)(g)  1,962,400  67,212
Kent Electronics Corp. (a)  296,250  12,998
LSI Logic Corp. (a)(g)  12,803,400  739,396
Lattice Semiconductor Corp. (a)(g)  1,147,400  46,613
Linear Technology Corp. (g)  4,907,100  203,645
Marshall Industries (a)(g)  1,632,500  61,627
Maxim Integrated Products, Inc. (a)(g)  1,853,900  137,189
Microchip Technology, Inc. (g)  3,185,600  120,655
Micron Technology, Inc. (g)  11,769,400  935,667
Motorola, Inc.   12,217,000  933,073
National Semiconductor Corp. (a)(g)  12,226,480  337,757
Pioneer Standard Electronics, Inc. (g)  2,236,641  39,141
Rohm Co. Ltd.   669,000  41,995
SGS Thomson Microelectronics NV:
(For. Reg.) (a)  43,100  2,103
 (Loc. Reg.) (a)  2,500,500  121,587
Solectron Corp. (a)  1,026,000  40,527
Tencor Instruments  357,600  15,824
Texas Instruments, Inc. (g)  11,370,100  908,187
Tokyo Electron Ltd.   1,311,000  56,660
VLSI Technology, Inc. (a)  1,984,700  67,976
Vishay Intertechnology, Inc.   1,456,770  61,184
Wyle Laboratories (g)  1,226,100  55,021
Xilinx, Inc. (a)  2,372,600  114,181
  7,980,980
TOTAL TECHNOLOGY   21,335,677
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 5.2%
AIR TRANSPORTATION - 1.6%
AMR Corp. (a)  1,632,100 $ 117,715
British Airways PLC ADR.  30,500  2,177
Comair Holdings, Inc. (g)  1,807,650  47,903
Delta Air Lines, Inc.   2,223,600  153,984
KLM Royal Dutch Airlines ADR  2,933,235  102,663
KLM Royal Dutch Airlines Ord. (g)  4,863,292  170,711
Northwest Airlines Corp. Class A (a)  2,469,000  104,933
Qantas Airways Ltd. sponsored ADR (i)  797,800  13,463
UAL Corp. (a)(g)  905,800  154,779
ValuJet Airlines (a)  600,000  19,575
  887,903
RAILROADS - 3.1%
Bombardier, Inc. Class B (g)  13,575,900  159,383
Burlington Northern Sante Fe Corp.   4,080,639  295,846
CSX Corp. (g)  7,601,500  639,476
Conrail, Inc. (g)  6,039,600  415,223
Illinois Central Corp, Series A  1,235,076  48,322
Trinity Industries, Inc.   1,900,000  58,900
Wisconsin Central Transportation Corp. (a)   628,800  41,972
  1,659,122
SHIPPING - 0.1%
American President Companies Ltd.  649,500  18,998
Kirby Corp. (a)(g)  1,530,900  23,729
  42,727
TRUCKING & FREIGHT - 0.4%
Air Express International Corp.   569,800  14,387
Airborne Freight Corp.  24,800  608
American Freightways Corp. (a)  952,900  14,293
Consolidated Freightways, Inc.  903,700  22,367
Federal Express Corp. (a)  305,000  25,315
Fritz Companies, Inc. (a)  595,300  43,866
Landstar System, Inc. (a)(g)  1,216,200  29,341
Pittston Company Services Group  329,300  8,932
Swift Transportation Co., Inc. (a)(g)  2,240,100  38,642
TNT Freightways Corp.  800,300  15,106
  212,857
TOTAL TRANSPORTATION   2,802,609
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 1.8%
CELLULAR - 0.7%
Mobile Telecommunications Technologies, Inc. (a)  1,287,300 $ 39,745
Paging Network, Inc. (a)  1,286,100  61,733
Vodafone Group PLC sponsored ADR  6,124,000  251,084
  352,562
GAS - 0.2%
Enron Corp.   812,000  27,202
Questar Corp.   428,700  13,772
Seagull Energy Corp. (a)  704,900  14,274
Sonat, Inc.   1,203,300  38,506
  93,754
TELEPHONE SERVICES - 0.9%
AT&T Corp.   3,390,600  222,932
Cincinnati Bell, Inc.   789,200  21,308
Frontier Corp.   1,802,300  47,986
LCI International, Inc. (a)  460,400  18,071
WorldCom, Inc. (a)  5,514,700  177,160
  487,457
TOTAL UTILITIES   933,773
TOTAL COMMON STOCKS
(Cost $35,082,402)   50,225,610
PREFERRED STOCKS - 0.0%
CONVERTIBLE PREFERRED STOCKS - 0.0%
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
Alpine Group, Inc. 8% (cumulative)  4,069  183
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Harvard Industries, Inc. pay-in-kind $14.25  54,223  1,362
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(h)  4,415 $ 2,677
TOTAL NONCONVERTIBLE PREFERRED STOCKS   4,039
TOTAL PREFERRED STOCKS
(Cost $3,915)   4,222
CORPORATE BONDS - 0.2%
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - 0.0%
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
Repap Enterprises, Inc.:
8 1/2%, 8/1/97  - $ 250 $ 260
 9%, 6/30/98  - CAD 12,900  9,423
  9,683
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
Polly Peck International PLC 7 1/4%, 1/4/05 (c)  -  1,300  42
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp., Series C, 0%, 6/30/97   -  1,305  1,804
RETAIL & WHOLESALE - 0.0%
DRUG STORES - 0.0%
Big B, Inc. 6 1/2%, 3/15/03   B2  3,500  4,331
TOTAL CONVERTIBLE BONDS   15,860
NONCONVERTIBLE BONDS - 0.2%
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.0%
IMC Fertilizer Group, Inc. 9 1/4%, 10/1/00  B1  3,950  4,069
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Trans Resources, Inc.:
14 1/2%, 9/1/96  B2 $ 5,000 $ 5,075
 11 7/8%, 7/1/02 (i)  B2  2,500  2,337
  11,481
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd.:
10 3/4%, 11/1/00  B3  3,000  2,872
 0%, 11/1/03 (f)  Caa  14,480  6,625
  9,497
PAPER & FOREST PRODUCTS - 0.1%
Stone Container Corp.:
10 3/4%, 6/15/97  B2  5,770  5,986
 11 7/8%, 12/1/98  B1  6,330  6,805
  12,791
TOTAL BASIC INDUSTRIES   33,769
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Leslie Fay Cos., Inc. (b)(h):
9.53%, 1/15/00   -  8,931  5,359
 10.54%, 1/15/02  -  8,073  4,036
  9,395
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B3  632  623
 10 3/4%, 11/1/03  Caa  1,957  1,937
  2,560
POLLUTION CONTROL - 0.0%
Envirosource, Inc. 9 3/4%, 6/15/03  B3  2,400  2,136
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,696
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Citicasters, Inc. 9 3/4%, 2/15/04  B- $ 18,750 $ 18,844
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  10,000  10,275
SCI Television, Inc. secured 7 1/2%,
6/30/98 (j)  -  3,879  3,879
  32,998
LODGING & GAMING - 0.0%
Bally Gaming International, Inc. 10 3/8%,
7/15/98  -  7,500  7,725
Maritime Group Ltd. pay-in-kind
14%, 2/15/97 (b)  -  1,571  314
  8,039
RESTAURANTS - 0.0%
Cafeteria Operators LP 11%, 6/30/98 (b)(h)  -  5,000  1,250
TOTAL MEDIA & LEISURE   42,287
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel Corp. 10 1/4%, 11/1/99 (b)(i)  -  8,804  4,050
SERVICES - 0.0%
PRINTING - 0.0%
BFP Holdings Corp. Class B
0%, 4/15/04 (f)  Caa  5,093  3,667
UTILITIES - 0.0%
ELECTRIC UTILITY - 0.0%
Del Norte Funding Corp. secured leasing oblig.
11 1/4%, 1/2/14 (b)  Ca  8,965  5,603
El Paso Funding Corp. lease oblig. (b):
9 3/8%, 10/1/96  Ca  6,175  3,859
 10 3/4%, 4/1/13  Ca  3,340  2,104
  11,566
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
GAS - 0.0%
Columbia Gas Systems, Inc. (b):
7 1/2%, 6/1/97  B3 $ 3,080 $ 4,158
 10.15%, 11/1/13  B3  2,900  4,321
  8,479
TOTAL UTILITIES   20,045
TOTAL NONCONVERTIBLE BONDS   117,909
TOTAL CORPORATE BONDS
(Cost $137,700)   133,769
U.S. TREASURY OBLIGATIONS - 2.7%
Stripped:
0%, 2/15/19    950,000  195,966
 0%, 8/15/19    600,000  120,072
 0%, 2/15/20    100,000  19,303
 0%, 8/15/20    950,000  177,080
 0%,11/15/21    400,000  69,396
7 5/8%, 2/15/25    760,140  860,737
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,419,807)   1,442,554
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Bardell Associates Note Trust 12 1/2%, 11/1/08 (h)
(Cost $4,889)  -  4,809  4,887
FOREIGN GOVERNMENT OBLIGATIONS (K) - 0.0%
Argentina Republic BOTE 1
1.01%, 5/31/96 (j)
(Cost $2,069)  -  15,000  2,371
OTHER SECURITIES - 0.1%
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
PURCHASED BANK DEBT - 0.1%
El Paso Electric Co. (b):
unsecured loan $ 29,666 $ 21,393
 variable secured loan   2,856  2,913
GPA Group PLC (b):
CCF   12,753  12,243
 DAF  1,804  1,732
Leslie Fay Cos., Inc. (b):
revolving loan  9,057  5,434
 term loan  10,268  6,161
Trivest 1992 Special Fund Ltd. loan  26.6(l)  8,113
TOTAL Purchased Bank debt   57,989
TRADE CLAIMS RECEIVABLE - 0.0%
Hills Stores (Bearer)   434  217
TOTAL OTHER SECURITIES
(Cost $61,685)   58,206
REPURCHASE AGREEMENTS - 3.1%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.46% dated
9/29/95 due 10/2/95  $ 1,648,430  1,647,543
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $38,360,010)  $ 53,519,162
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Non-income producing - the company moved to seek a court appointed administrator under British bankruptcy law.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
6. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
7. Affiliated company (see Note 6 of Notes to Financial Statements).
8. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Ampex Corp. 8% 2/16/95 $ 2,318
Atlantis Group, Inc.
 (Trivest/Winston) 4/16/93 $ 90
Bardell Associates
 Note Trust 12 1/2%
 11/1/08 4/19/94 $ 4,961
Cafeteria Operators
 LP 11%, 6/30/98 6/24/93 $ 4,000
Food 4 Less Holdings,
 Inc. (warrants) 5/17/93 $ 0
Heileman G Brewing,
 Co. unit Class 1 1/21/94 $ 6,800
Leslie Fay Cos., Inc.:
 9.53%, 1/15/00 7/13/93 $ 6,765
 10.54%, 1/15/02 7/19/93      to 11/11/93 $ 5,337
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,071,000 or 0.1% of net assets.
10. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
11. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
12. Represents number of units held.
INCOME TAX INFORMATION
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $38,473,567,000. Net unrealized appre- ciation aggregated $15,045,595,000, of which $15,458,881,000 related to appreciated invest- ment securities and $413,286,000 related to depreciated investment securities.
At March 31, 1995, the fund had a capital loss carryforward of approximately $503,092,000 which will expire on March 31, 2003.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) SEPTEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                            $ 53,519,162
agreements of $1,647,543) (cost $38,360,010) -
See accompanying schedule

Receivable for investments sold                                                      1,339,671

Receivable for fund shares sold                                                      102,843

Dividends receivable                                                                 42,495

Interest receivable                                                                  9,536

Other receivables                                                                    6,853

 TOTAL ASSETS                                                                        55,020,560

LIABILITIES

Payable for investments purchased                                     $ 1,846,398

Payable for fund shares redeemed                                       74,074

Accrued management fee                                                 32,767

Other payables and accrued expenses                                    11,520

 TOTAL LIABILITIES                                                                   1,964,759

NET ASSETS                                                                          $ 53,055,801

Net Assets consist of:

Paid in capital                                                                     $ 35,570,572

Undistributed net investment income                                                  50,042

Accumulated undistributed net realized gain (loss) on                                2,276,022
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                        15,159,165
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 574,485 shares outstanding                                          $ 53,055,801

NET ASSET VALUE and redemption price per share                                       $92.35
($53,055,801 (divided by) 574,485 shares)

Maximum offering price per share (100/97.00 of $92.35)                               $95.21


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME                                                          $ 237,035
Dividends (including $80,419 received from
affiliated issuers)

Interest                                                                    41,372

 TOTAL INCOME                                                               278,407

EXPENSES

Management fee                                                $ 144,313
Basic fee

 Performance adjustment                                        31,391

Transfer agent fees                                            49,009

Accounting fees and expenses                                   424

Non-interested trustees' compensation                          189

Custodian fees and expenses                                    996

Registration fees                                              1,235

Audit                                                          199

Legal                                                          115

Miscellaneous                                                  87

 Total expenses before reductions                              227,958

 Expense reductions                                            (2,086)      225,872

NET INVESTMENT INCOME                                                       52,535

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $907,807    3,064,402
 on sales of investments in affiliated issuers)

 Foreign currency transactions                                 (94)         3,064,308

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                         8,181,594

 Assets and liabilities in foreign currencies                  (115)        8,181,479

NET GAIN (LOSS)                                                             11,245,787

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 11,298,322
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS      YEAR ENDED
                                                          ENDED           MARCH 31,
                                                          SEPTEMBER 30,   1995
                                                          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 52,535        $ 140,768
Net investment income

 Net realized gain (loss)                                  3,064,308       (631,583)

 Change in net unrealized appreciation (depreciation)      8,181,479       3,502,251

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           11,298,322      3,011,436
FROM OPERATIONS

Distributions to shareholders                              (182,326)       (68,245)
From net investment income

 From net realized gain                                    -               (1,283,877)

 TOTAL DISTRIBUTIONS                                       (182,326)       (1,352,122)

Share transactions                                         7,246,902       10,274,501
Net proceeds from sales of shares

 Reinvestment of distributions                             178,842         1,329,944

 Cost of shares redeemed                                   (5,288,445)     (6,580,719)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,137,299       5,023,726
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  13,253,295      6,683,040

NET ASSETS

 Beginning of period                                       39,802,506      33,119,466

 End of period (including undistributed net investment    $ 53,055,801    $ 39,802,506
income of $50,042 and $179,833, respectively)

OTHER INFORMATION
Shares

 Sold                                                      86,274          151,903

 Issued in reinvestment of distributions                   2,370           19,889

 Redeemed                                                  (63,588)        (97,417)

 Net increase (decrease)                                   25,056          74,375


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED MARCH 31,
      ENDED

      SEPTEMBER 30,    1995                    1994 D   1993   1992   1991
      1995


SELECTED PER-SHARE DATA

Net asset value,               $ 72.44    $ 69.72    $ 68.44    $ 68.13    $ 64.84    $ 58.60
beginning of period

Income from
Investment
Operations

 Net investment                 .09        .27        .61        1.20       .81        1.39
 income

 Net realized and               20.15      5.22       7.92       9.18       9.21       8.10
 unrealized gain
 (loss)

 Total from                     20.24      5.49       8.53       10.38      10.02      9.49
investment
 operations

Less Distributions              (.33)      (.14)      (.75)      (1.25)     (1.30)     (.83)
From net
investment
 income

 From net realized              -          (2.63)     (6.50)     (8.82)     (5.43)     (2.42)
 gain

 Total distributions            (.33)      (2.77)     (7.25)     (10.07)    (6.73)     (3.25)

Net asset value, end           $ 92.35    $ 72.44    $ 69.72    $ 68.44    $ 68.13    $ 64.84
of period

TOTAL RETURN B, C               28.04%     8.21%      12.94%     17.06%     16.48%     17.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 53,056   $ 39,803   $ 33,119   $ 24,886   $ 19,824   $ 14,808
period (in millions)

Ratio of expenses to            .97%       .99%       1.00%      1.00%      1.05%      1.06%
average net assets             A

Ratio of expenses to            .96%       .96%       .99%       1.00%      1.05%      1.06%
average net assets             A
after expense
reductions

Ratio of net                    .22%       .39%       1.07%      2.11%      1.57%      2.47%
investment income              A
to average net
assets

Portfolio turnover rate         97%        120%       132%       155%       172%       135%
                               A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE APRIL 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), the fund's investment advisor, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $19,077,000 or 0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $23,742,275,000 and $22,316,249,000, respectively, of which U.S. government and government agency obligations aggregated $3,184,563,000 and $1,771,867,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .75% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $14,245,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $10,625,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,086,000 under this arrangement.
6. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
ADAPTEC, Inc.   $ - $ 35,913 $ - $ -
ADC Telecommunications, Inc.    22,262  -  -  163,072
AGCO Corp.    3,223  7,755  38  81,238
AK Steel Holding Corp.    4,329  -  -  76,877
AMR Corp.    18,377  74,561  -  -
Acclaim Entertainment, Inc.   41,834  -  -  115,463
Advanced Micro Devices, Inc.    -  -  96  279,061
Agrium, Inc.    1,766  -  165  45,581
Airborne Freight Corp.    -  18,508  114  -
Air Canada, Inc.    -  8,958  -  -
Alantec Corp.    -  10,965  -  -
Allen Group, Inc. (The)   -  5,010  213  71,481
Altera Corp.    15,725  18,024  -  145,895
Amdahl Corp.    10,308  27,265  -  -
America Online, Inc.    139  24,948  -  -
American President Companies Ltd.   -  2,580  146  -
Ampex Corp. Class C   -  -  -  -
Amphenol Corp. Class A   4,814  27,056  -  72,571
Analog Devices, Inc.    12,955  2,732  -  156,091
Analogic Corp.    -  82  49  24,916
Anixter International, Inc.    -  4,058  -  107,165
Antec Corp.    4,209  6,535  -  -
Applied Materials, Inc.    125,416  92,166  -  786,497
Arkansas Best Corp.    -  11,390  -  -
Armstrong World Industries, Inc.    6,981  -  -  111,605
Arrow Electronics, Inc.    3,094  -  -  254,035
Ascend Communications, Inc.    33,607  12,368  -  150,152
Atmel Corp.    53,017  20,124  -  305,987
Augat, Inc.    -  -  152  35,855
Avid Technology, Inc.    -  1,421  -  -
Avnet, Inc.    3,099  -  1,219  209,770
Barnes & Noble, Inc.    1,011  6,119  -  -
Belden, Inc.    117  -  200  52,521
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
DOLLAR AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Black & Decker Corp.   $ 90,683 $ - $ 1,573 $ 292,431
Block (H & R), Inc.    -  24,592  -  -
Bombardier, Inc. Class B    -  6,983  452  159,383
Borg-Warner Automotive, Inc.    -  1,210  366  -
Bowne & Co., Inc.    1,180  142  302  33,919
Brown Group, Inc.    -  6,706  -  -
Brunswick Corp.    -  93,271  688  -
CSX Corp.    73,263  -  6,645  639,476
California Microwave Corp.    10,570  22,316  -  -
Cardinal Health, Inc.    6,674  27,995  162  133,401
Carlisle Companies, Inc.    2,342  -  388  39,040
Carpenter Technology Corp.    5,096  137  -  37,435
Cascade Communications Corp.    4,025  8,837  -  110,881
Case Corp.    33,056  -  633  250,499
Caterpillar, Inc.    292,991  -  3,872  823,749
Cellstar Corp.    -  1,507  -  -
Centex Construction Products   -  -  -  21,197
Centex Corp.    -  11,217  296  76,360
Chrysler Corp.    47,350  -  9,563  1,057,949
Cincinnati Milacron, Inc.    21,242  896  609  106,829
Cirrus Logic, Inc.    37,356  47,313  -  200,140
Clark Equipment Co.    -  57,974  -  -
Cobra Golf, Inc.    266  27,671  -  -
Comair Holdings, Inc.    8,383  -  -  47,903
Comdisco, Inc.    33,788  -  -  86,864
Compuware Corp.    -  17,031  -  -
Conner Peripherals, Inc.    25,122  -  -  79,034
Conrail, Inc.    8,805  81,358  5,746  415,223
Conseco, Inc.    42,030  -  80  104,876
Consolidated Freightways, Inc.    -  40,847  363  -
Continuum Co., Inc.    -  -  -  67,191
Cypress Semiconductor Corp.    43,910  31,412  -  130,413
Cyrix Corp.    2,935  35,998  -  -
DSC Communications Corp.    13,508  -  -  440,162
Deere & Co.    70,306  -  5,756  425,136
Dell Computer Corp.    25,009  4,228  -  352,198
Digital Equipment Corp.    126,789  131,680  -  439,624
Duriron Co., Inc.    98  -  110  28,086
Echlin, Inc.    8,825  4,963  1,837  164,700
Electroglas, Inc.    -  8,330  -  43,845
Electronic Arts, Inc.   17,192  -  -  131,811
Equitable Companies, Inc.    -  35,105  536  -
Equitable Iowa Companies   12,405  -  450  72,990
Exabyte   -  13,526  -  -
FirstFed Michigan Corp.    -  -  361  40,922
Fluke Corp.    944  -  64  16,165
Fore Systems, Inc.    1,420  44,891  -  -
Gateway 2000, Inc.    -  43,780  -  142,556
General DataComm Industries, Inc.    -  14,578  -  -
General Instrument Corp.    -  103,663  -  -
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
DOLLAR AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Glenayre Technologies, Inc.   $ 20,161 $ 9,686 $ - $ 152,507
Global Marine, Inc.    8,691  -  -  67,849
Greenfield Industries, Inc.    10,619  -  77  39,683
Gymboree Corp.    -  9,349  -  -
HBO & Co.    32,312  2,568  164  145,956
Hanna (M.A.) Co.    1,947  -  939  91,710
Harris Corp.    -  -  2,562  216,295
Health Management Associates, Inc.
 Class A   -  4,973  -  -
Heilig-Meyers Co.    6,102  -  -  64,033
Host Marriott Corp.    32,352  -  -  196,693
IDEX Corp.    3,609  -  284  38,494
Informix Corp.    2,019  23,197  -  -
Ingersoll-Rand Co.    126,461  27,981  1,454  294,214
Inland Steel Industries, Inc.    41,293  40,472  378  77,923
Integrated Device Technology, Inc.    11,001  55,551  -  -
Interim Services, Inc.   15,307  3,528  -  25,944
International Rectifier Corp.    470  18,586  -  -
Itel Corp.    -  -  -  -
KLA Instruments Corp.    3,182  24,786  -  -
KLM Royal Dutch Airlines Ord.   20,617  -  3,808  170,711
Kansas City Southern Industries, Inc.   -  28,983  153  -
Kaydon Corp.    2,351  982  203  26,164
Kelly Services, Inc. Class A   -  12,447  309  -
Kemet Corp.    3,400  1,774  -  67,212
Kennametal, Inc.    -  -  796  96,130
Kirby Corp.    -  20,143  -  23,729
Komag, Inc.    5,570  27,760  -  91,087
LSI Logic Corp.    36,461  -  -  739,396
Lafarge Corp.    8,793  -  1,116  104,012
Lam Research Corp.    3,039  38,268  -  103,995
Landstar System, Inc.    11,376  1,205  -  29,341
Lattice Semiconductor Corp.    6,690  23,280  -  46,613
Leggett & Platt, Inc.    59,528  -  618  167,258
Linear Technology Corp.    36,592  16,274  389  203,645
Lotus Development Corp.    30,969  120,514  -  -
Lowe's Companies, Inc.    24,814  169,526  1,138  -
Mac Frugals Bargains Closeouts, Inc.    -  23,037  -  -
Magna International, Inc. Class A   72,083  95,100  1,534  216,524
Manpower, Inc.    2,455  8,605  450  207,776
Mark IV Industries, Inc.    20,805  -  305  119,323
Marshall Industries   -  -  -  61,627
Maxim Integrated Products, Inc.    11,204  10,085  -  137,189
Medusa Corp.    -  -  411  46,497
Merrill Lynch & Co., Inc.    -  13,064  4,799  566,519
Michael's Stores, Inc.    -  16,885  -  -
Micro Warehouse, Inc.    4,836  14,975  -  -
Microchip Technology, Inc.    14,714  9,440  -  120,655
Micron Technology, Inc.    185,618  100,401  1,405  935,667
Mueller Industries, Inc.    -  2,995  -  30,311
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
DOLLAR AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
NACCO Industries, Inc. Class A  $ - $ - $ 295 $ 48,619
National Semiconductor Corp.    2,961  4,258  -  337,757
Netmanage, Inc.    -  -  -  56,138
Network Equipment Technologies   1,019  -  -  65,584
Network General Corp.    14,118  13,458  -  61,809
Nine West Group, Inc.    -  5,334  -  -
Nokia Corp. AB   -  -  -  -
Northstar Energy Corp.    -  1,467  -  18,092
Novellus Systems, Inc.    10,781  -  -  74,963
Nucor Corp.    -  19,498  -  -
Oak Industries, Inc.    760  7,506  -  44,392
Oakwood Homes Corp.    4,652  40  77  71,022
Omnicom Group, Inc.    -  13,837  1,874  182,613
Oracle Systems Corp.    5,262  107,082  -  -
Parametric Technology Corp.    88,428  -  -  311,565
Parker-Hannifin Corp.    17,238  -  2,357  249,871
Pioneer Standard Electronics, Inc.    -  -  52  39,141
Pittston Company Services Group   -  58,042  185  -
Premdor, Inc.    -  -  -  23,550
Prime Hospitality Corp.    15,034  -  -  31,545
Pulte Corp.    -  -  331  78,219
Quanex Corp.   -  18,944  198  -
Quantum Corp.    9,044  36,023  -  -
Read Rite Corp.    10,895  -  -  155,406
Renaissance Energy Ltd.    58,420  5,192  -  166,857
Revco (D.S.), Inc.    1,394  34,554  -  -
Reynolds & Reynolds Co. Class A   -  287  -  -
Robert Half International, Inc.    1,841  6,911  -  86,217
SafeCard Services, Inc.    -  -  -  -
Scientific-Atlanta, Inc.    -  45,506  86  -
Seagate Technology   -  -  -  306,245
Shaw Industries, Inc.   25,105  -  -  124,732
Silicon Graphics, Inc.    54,475  -  -  405,068
Smith (A.O.) Corp. Class B   52  -  559  48,303
Snyder Oil Corp.    -  4,368  136  22,870
Softkey International, Inc.    -  -  -  -
Southdown, Inc.    -  -  -  27,113
Standex International Corp.    -  -  295  31,606
Staples, Inc.    3,470  16,220  -  -
Sterling Software, Inc.    -  21,664  -  -
Stormedia, Inc. Class A   -  -  -  12,901
Stratacom, Inc.    4,634  32,697  -  -
SunAmerica, Inc.    10,718  17,964  630  119,500
Swift Transportation Co., Inc.    1,888  2,654  -  38,642
Symbol Technologies, Inc.    2,064  21,661  -  59,890
TNT Freightways Corp.    -  25,051  182  -
TRINOVA Corp.    -  -  1,036  97,149
Tandem Computers, Inc.    49,830  83,258  -  -
Tandy Corp.    12,574  -  615  210,645
Tecumseh Products Co. Class A   -  -  -  -
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
DOLLAR AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Tektronix, Inc.   $ 12,466 $ - $ 936 $ 196,948
Tellabs, Inc.    12,764  76,016  -  261,992
Teradyne, Inc.    53,684  22,523  -  266,177
Texas Industries, Inc.    -  -  250  65,879
Texas Instruments, Inc.    177,836  67,268  1,846  908,187
3Com Corp.    45,445  60,297  -  410,078
Toll Brothers, Inc.    9,054  -  -  59,432
Tommy Hilfiger   1,750  -  -  115,336
Toro Co.    -  11,103  196  22,170
Tosco Corp.    -  22,204  -  -
UAL Corp.    73,480  29,870  -  154,779
UCAR International, Inc.   -  -  -  27,250
USG Corp.    -  -  -  126,224
USLIFE Corp.    -  6,785  1,018  59,533
United Companies Financial Corp.    4,339  863  81  53,795
United Dominion Industries, Ltd.    4,668  23,132  -  -
VLSI Technology, Inc.    1,050  18,197  -  -
Varian Associates, Inc.    -  -  476  180,089
Varity Corp.    -  -  -  190,820
Vicor Corp.    1,048  147  -  40,364
WHX Corp.    1,714  -  -  19,345
Western Digital Corp.    -  15,750  -  56,086
Wyle Laboratories   -  -  172  55,021
XTRA Corp.    -  41,932  -  -
Xilinx, Inc.    2,074  8,107  -  -
TOTAL  $ 3,119,316 $ 3,352,785 $ 80,419 $ 23,058,432
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders of Fidelity Magellan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Magellan Fund, including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended September 30, 1995 and for the year ended March 31, 1995 and the financial highlights for the six months ended September 30, 1995 and each of the five years in the period ended March 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Magellan Fund as of September 30, 1995, the results of its operations for the six months then ended, the changes in its net assets for the six months ended September 30, 1995 and for the year ended March 31, 1995, and the financial highlights for the six months ended September 30, 1995 and each of the five years in the period ended March 31, 1995, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
November 1, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jeffrey Vinik, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
 Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE